                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number: 1

    This Amendment (Check only one.): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:        1800 AVENUE OF THE STARS
                SECOND FLOOR
                LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manger:

Name:   Richard A. Kayne
Title:  President of the General Partner
Phone:  (310) 556-2721

Signature, Place, and Date of Signing:

        Richard A. Kayne        Los Angeles, California        12 February 2001

Report type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                     KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $ 90,607
                                         (thousands)


List of Other Included Managers:

NONE

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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

               COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4              COLUMN 5            COLUMN 6
-------------------------------- ---------------- ---------- ---------- ----------------------------- ----------
                                       TITLE                   VALUE      SHARES or             PUT/  INVESTMENT
            NAME OF ISSUER           OF CLASS       CUSIP    (X 1000)      PRN AMT      SH/PRN  CALL  DISCRETION
-------------------------------- ---------------- ---------- ---------- --------------- ------- ----- ----------
Big Dog Holdings                        COM       089128102       $547         145,756    SH          SOLE
CVB Financial Corp                      COM       126600105       $349          30,531    SH          SOLE
Cannondale Corp                         COM       137798104     $1,991         539,801    SH          SOLE
Center Trust Inc.                       COM       151845104        $66          14,000    SH          SOLE
Glacier Water Services                  COM       376395109     $7,914       1,021,218    SH          SOLE
Hugoton Royalty Trust Texas Un     Unit Ben Int   444717102     $1,298          85,800    SH          SOLE
Kaneb Services Inc                      COM       484170105       $117          20,000    SH          SOLE
Meridian Resource Corp                  COM       58977q109    $14,964       1,734,929    SH          SOLE
Mexico Fund Inc                         COM       592835102       $518          35,000    SH          SOLE
Navigators Group Inc                    COM       638904102     $2,211         166,084    SH          SOLE
Plains All American Pipeline L     Unit Ltd Partn 726503105     $2,939         153,650    SH          SOLE
Plains Resources Incorporated      Com Par $0.10  726540503    $48,095       2,276,701    SH          SOLE
Right Start Inc                       COM New     766574206     $2,270       1,816,419    SH          SOLE
Sports Club Co Inc                      COM       84917P100     $1,944         691,200    SH          SOLE
TAM Restaurants Inc.                    COM       874835101        $12         420,582    SH          SOLE
TC Pipelines LP Unit Com Ltd P     UT COM Ltd Prt 87233q108       $674          35,000    SH          SOLE
Texaco Inc                              COM       881694103       $621          10,000    SH          SOLE
Ugly Duckling Corp                      COM       903512101       $273          69,500    SH          SOLE
ACM Government Income Fund Inc          COM       000912105     $1,191         158,810    SH          SOLE
Putnam Master Intermediate Inc      SH Ben Int    746909100       $355          58,000    SH          SOLE
Glenborough Realty Trust 7.75%     Pfd CV Ser A%  37803p204       $717          42,500    SH          SOLE
Liberty Property Trust 8.80% C      SH Ben Int    531172104       $610          27,400    SH          SOLE
Merrill Lynch Feb 065 Exp              Call       590188908       $337             500    SH          SOLE
Sciquest.Com Inc Feb Put Exp 2          Put       80908q957       $263           2,000    SH          SOLE
Wells Fargo Feb 050 exp 0              Call       949746901       $331             500    SH          SOLE
                                                             ----------
                                                               $90,607

               COLUMN 1            COLUMN 7              COLUMN 8
-------------------------------- ----------- --------------------------------
                                   OTHER             VOTING AUTHORITY
            NAME OF ISSUER        MANAGERS     SOLE      SHARED      NONE
-------------------------------- ----------- ---------- ---------- ----------
Big Dog Holdings                               145,756
CVB Financial Corp                              20,531
Cannondale Corp                                539,801
Center Trust Inc.                               14,000
Glacier Water Services                       1,021,218
Hugoton Royalty Trust Texas Un                  85,800
Kaneb Services Inc                              20,000
Meridian Resource Corp                       1,734,929
Mexico Fund Inc                                 35,000
Navigators Group Inc                           166,084
Plains All American Pipeline L                 153,650
Plains Resources Incorporated                2,276,701
Right Start Inc                              1,816,419
Sports Club Co Inc                             691,200
TAM Restaurants Inc.                           420,582
TC Pipelines LP Unit Com Ltd P                  35,000
Texaco Inc                                      10,000
Ugly Duckling Corp                              69,500
ACM Government Income Fund Inc                 158,810
Putnam Master Intermediate Inc                  58,000
Glenborough Realty Trust 7.75%                  42,500
Liberty Property Trust 8.80% C                  27,400
Merrill Lynch Feb 065 Exp                          500
Sciquest.Com Inc Feb Put Exp 2                    2000
Wells Fargo Feb 050 exp 0                          500



LINE COUNT: 25